Accounts Receivable, Net - Balance of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	¥ 740,575	¥ 799,389
Allowance for credit losses	(312,170)	(360,680)
Accounts receivable, net	¥ 428,405	¥ 438,709